Annual Total Returns [BarChart] - Baron Durable Advantage Fund	Jan. 28, 2021
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the Periods Ended December 31, 2020
Retail Shares
Bar Chart Table:
Annual Return 2018	(7.48%)
Annual Return 2019	40.78%
Annual Return 2020	20.11%